Transactions with Related Parties, Africanus Inc (Details) - Series F Shares [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jan. 17, 2022
Transactions with Related Parties [Abstract]
Dividends declared		$ 10,344
Africanus [Member]
Transactions with Related Parties [Abstract]
Preferred shares to be sold (in shares)			7,560,759
Percentage of preferred shares transferred to Three Sororibus Trust of Cyprus	100.00%
Dividends declared		10,344
Accrued interest on unpaid dividends		8
Africanus [Member] | Due to Related Parties [Member]
Transactions with Related Parties [Abstract]
Dividends payable	$ 0	$ 0